UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-07644

                                         Gabelli Capital Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

∎ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Objective: Growth of capital. Current income is a secondary objective

Portfolio: At least 80% common stocks and securities convertible into common stocks

Inception Date: May 1, 1995 Net Assets at June 30, 2018: $95,786,971

Top Ten Holdings (As of 6/30/2018) (Unaudited)

Company						Percentage of Total Net Assets
Diageo plc						3.7%
The Madison Square Garden Co.						2.9%
Honeywell International Inc.						2.9%
Brown-Forman Corp.						2.8%
Aerojet Rocketdyne Holdings Inc.						2.5%
CTS Corp.						2.4%
CBS Corp.						2.4%
Viacom Inc.						2.4%
Kaman Corp.						2.3%
The Bank of New York Mellon Corp.						2.3%
Sector Weightings (Percentage of Total Net Assets as of 6/30/2018) (Unaudited)
Average Annual Total Returns (For six months ended 6/30/2018) (Unaudited)
	Six					Since Inception
	Months	1 Year	5 Year	10 Year	15 Year	(5/1/1995)
Gabelli Capital Asset Fund	(0.05)%	11.32%	8.63%	9.52%	9.61%	10.25%
S&P 500 Index	2.65	14.37	13.42	10.17	9.30	9.52(a)
Russell 3000 Index	3.22	14.78	13.29	10.23	9.61	9.65(a)

The Standard & Poor’s (“S&P”) 500 Index is an index of 500 primarily large cap U.S. stocks, which is generally considered to be representative of U.S. stock market activity. The Russell 3000 Index is an unmanaged indicator which measures the performance of the 3,000 largest U.S. traded stocks, in which the underlying companies are incorporated in the U.S. Index returns are provided for comparative purposes. Please note that the indicies are unmanaged and not available for direct investment and its returns do not reflect the fees and expenses that have been deducted from the Fund.

(a) S&P 500 Index & Russell 3000 Index since inception performance results are as of April 30, 1995.

About information in this report:

All performance data quoted are historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within seven business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianlife.com. Current performance may be higher or lower than the performance quoted here. Performance returns for periods of less than one year are not annualized. Investment returns and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of distributions and the deduction of all Fund expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

GABELLI CAPITAL ASSET FUND	1

⬛ Gabelli Capital Asset Fund	Semiannual Report To Contractowners

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2018 through June 30, 2018

Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which would be described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the year ended December 30, 2017.

	Beginning Account Value January 1, 2018	Ending Account Value June 30, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Gabelli Capital Asset Fund
Actual Fund Return	$1,000.00	$999.50	1.24%	$6.15
Hypothetical 5% Return	$1,000.00	$1,018.65	1.24%	$6.21

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

2	GABELLI CAPITAL ASSET FUND

⬛  Gabelli Capital Asset Fund

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2018:

Media	14.5%
Financials	14.2%
Aerospace and Defense	10.6%
Consumer Staples	9.5%
Machinery	9.1%
Materials	6.3%
Information Technology	5.4%
Telecommunication Services	4.2%
Consumer Durables	3.2%
Electrical Equipment	3.0%
Commercial and Professional Services	2.8%
Utilities	2.8%
Energy	2.7%
Retailing	2.2%
Consumer Services	2.1%

Transportation	1.7%
Health Care	1.6%
Building and Construction	1.0%
Diversified Industrial	0.8%
Publishing	0.7%
Closed-End Funds	0.7%
Building Products	0.5%
Automobiles and Components	0.4%
Entertainment	0.0%*
Other Assets and Liabilities (Net)	0.0%*

100.0%

* Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554).The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

GABELLI CAPITAL ASSET FUND	3

⬛  Gabelli Capital Asset Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Shares		Cost	Market Value
Common Stocks — 99.3%
Aerospace and Defense — 10.6%
82,000	Aerojet Rocketdyne Holdings Inc.†	$ 520,116	$ 2,418,180
700	Curtiss-Wright Corp.	12,806	83,314
11,719	HEICO Corp.	56,169	854,648
19,000	Honeywell International Inc.	543,275	2,736,950
32,000	Kaman Corp.	408,313	2,230,080
140,000	Rolls-Royce Holdings plc	1,059,081	1,825,846
10,650,000	Rolls-Royce Holdings plc, Cl. C†(a)	14,835	14,055

		2,614,595	10,163,073

Automobiles and Components — 0.4%
1,500	BorgWarner Inc.	16,114	64,740
9,500	Dana Inc.	182,328	191,805
7,000	Superior Industries International Inc.	126,914	125,300

		325,356	381,845

Building and Construction — 1.0%
17,000	Herc Holdings Inc.†	601,649	957,780

Building Products — 0.5%
25,000	Griffon Corp.	292,772	445,000

Commercial and Professional Services — 2.8%
9,500	Rollins Inc.	22,053	499,510
27,000	Waste Management Inc.	998,298	2,196,180

		1,020,351	2,695,690

Consumer Durables — 3.2%
3,800	Cavco Industries Inc.†	109,456	789,070
9,500	Skyline Corp.	45,477	332,880
38,000	Sony Corp., ADR	690,765	1,947,880

		845,698	3,069,830

Consumer Services — 2.1%
26,000	Boyd Gaming Corp.	167,860	901,160
12,000	Canterbury Park Holding Corp.	133,016	185,400
300	Churchill Downs Inc.	19,671	88,950
57,000	Dover Motorsports Inc.	243,790	128,250
9,000	Las Vegas Sands Corp.	49,107	687,240

		613,444	1,991,000

Consumer Staples — 9.5%
3,000	Archer-Daniels-Midland Co.	63,720	137,490
55,000	Brown-Forman Corp., Cl. A	403,573	2,687,300
1,000	Bunge Ltd.	50,230	69,710
45,000	Danone SA, ADR	483,701	656,100
24,500	Diageo plc, ADR	1,017,872	3,528,245
12,000	Fomento Economico Mexicano SAB de CV, ADR	395,224	1,053,480
400	National Beverage Corp.†	20,216	42,760
4,000	The Coca-Cola Co.	97,976	175,440
23,175	Tootsie Roll Industries Inc.	375,610	714,949

		2,908,122	9,065,474

Shares		Cost	Market Value

Diversified Industrial — 0.8%
15,000	ITT Inc.	$ 281,248	$ 784,050

Electrical Equipment — 3.0%
24,000	AMETEK Inc.	95,649	1,731,840
23,000	Franklin Electric Co. Inc.	119,353	1,037,300
500	Rockwell Automation Inc.	23,746	83,115

		238,748	2,852,255

Energy — 2.7%
3,000	Anadarko Petroleum Corp.	204,039	219,750
2,200	Chevron Corp.	137,456	278,146
7,000	ConocoPhillips	147,012	487,340
7,000	Devon Energy Corp.	247,910	307,720
4,000	Exxon Mobil Corp.	168,550	330,920
24,000	RPC Inc.	116,480	349,680
200,000	Weatherford International plc†	1,124,871	658,000

		2,146,318	2,631,556

Financials — 14.2%
20,900	American Express Co.	509,669	2,048,200
3,000	Argo Group International Holdings Ltd.	57,767	174,450
2,100	BKF Capital Group Inc.†	53,179	22,890
41,100	Griffin Industrial Realty Inc.	602,120	1,807,989
11,000	JPMorgan Chase & Co.	328,577	1,146,200
19,500	Legg Mason Inc.	615,809	677,235
4,000	Marsh & McLennan Companies Inc.	104,159	327,880
24,500	Morgan Stanley	682,193	1,161,300
16,200	Ryman Hospitality Properties Inc., REIT	373,208	1,347,030
7,000	State Street Corp.	356,106	651,630
41,000	The Bank of New York Mellon Corp.	1,133,543	2,211,130
37,500	Wells Fargo & Co.	1,125,562	2,079,000

		5,941,892	13,654,934

Health Care — 1.6%
14,000	Boston Scientific Corp.†	97,624	457,800
12,000	Henry Schein Inc.†	300,258	871,680
9,000	Patterson Cos., Inc.	260,670	204,030

		658,552	1,533,510

Information Technology — 5.4%
20,000	Corning Inc.	227,320	550,200
65,000	CTS Corp.	623,814	2,340,000
12,000	Diebold Nixdorf Inc.	270,479	143,400
4,000	EchoStar Corp., Cl. A†	85,763	177,600
1,600	Harris Corp.	126,360	231,264
8,000	Internap Corp.†	113,707	83,360
15,000	Texas Instruments Inc.	305,450	1,653,750

		1,752,893	5,179,574

Machinery — 9.1%
16,000	CIRCOR International Inc.	519,406	591,360
140,000	CNH Industrial NV	914,479	1,474,200
11,500	Crane Co.	339,991	921,495
2,000	Deere & Co.	57,800	279,600

See accompanying notes to financial statements.
4

⬛  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

Shares		Cost	Market Value
Common Stocks (Continued)
Machinery (Continued)
10,000	Flowserve Corp.	$186,379	$404,000
30,000	Graco Inc.	594,997	1,356,600
5,500	IDEX Corp.	193,082	750,640
25,000	Navistar International Corp.†	527,489	1,018,000
8,000	The Eastern Co.	86,363	224,400
42,000	The L.S. Starrett Co., Cl. A	544,799	268,800
2,000	Watts Water Technologies Inc., Cl. A	32,206	156,800
19,500	Xylem Inc.	559,056	1,313,910

		4,556,047	8,759,805

Materials — 6.3%
500	AdvanSix Inc.†	3,671	18,315
18,500	Ampco-Pittsburgh Corp.†	270,693	189,625
50,000	Ferro Corp.†	107,439	1,042,500
48,000	Freeport-McMoRan Inc.	788,844	828,480
8,800	International Flavors & Fragrances Inc.	386,847	1,090,848
70,000	Myers Industries Inc.	804,903	1,344,000
40,000	Newmont Mining Corp.	1,368,979	1,508,400
1,000	Sensient Technologies Corp.	20,129	71,550

		3,751,505	6,093,718

Media — 14.5%
3,000	AMC Networks Inc., Cl. A†	48,772	186,600
40,000	CBS Corp., Cl. A, Voting	657,673	2,265,600
10,000	Cogeco Inc.	195,072	442,095
6,000	Discovery Inc., Cl. A†	97,267	165,000
12,000	Discovery Inc., Cl. C†	108,025	306,000
11,500	DISH Network Corp., Cl. A†	177,640	386,515
98,000	Grupo Televisa SAB, ADR	1,535,440	1,857,100
1,750	Liberty Broadband Corp., Cl. A†	11,466	132,370
2,500	Liberty Broadband Corp., Cl. C†	42,666	189,300
5,000	Liberty Global plc, Cl. A†	30,677	137,700
12,000	Liberty Global plc, Cl. C†	87,458	319,320
623	Liberty Latin America Ltd., Cl. A†	4,578	11,912
1,497	Liberty Latin America Ltd., Cl. C†	13,067	29,012
1,600	Liberty Media Corp.- Liberty Braves, Cl. A†	19,320	41,136
2,500	Liberty Media Corp.- Liberty Braves, Cl. C†	38,669	64,650
1,500	Liberty Media Corp.- Liberty Formula One, Cl. A†	5,307	52,965
1,500	Liberty Media Corp.- Liberty Formula One, Cl. C†	5,510	55,695
1,400	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	5,007	63,504
4,500	Meredith Corp.	148,105	229,500
27,000	MSG Networks Inc., Cl. A†	47,993	646,650

Shares		Cost	Market Value

7,600	Sinclair Broadcast Group Inc., Cl. A	$ 52,925	$ 244,340
9,000	The Madison Square Garden Co, Cl. A†	123,410	2,791,710
20,000	Twenty-First Century Fox Inc., Cl. A	159,632	993,800
63,500	Viacom Inc., Cl. A	2,728,591	2,251,075

		6,344,270	13,863,549

Publishing — 0.7%
48,000	The E.W. Scripps Co., Cl. A	489,248	642,720

Retailing — 2.2%
16,000	Aaron’s Inc.	80,941	695,200
16,000	CVS Health Corp.	505,805	1,029,600
12,000	Hertz Global Holdings Inc.†	219,815	184,080
3,400	Ingles Markets Inc., Cl. A	45,936	108,120
15,000	J.C. Penney Co. Inc.†	106,530	35,100
1,000	The Cheesecake Factory Inc.	34,814	55,060

		993,841	2,107,160

Telecommunication Services — 4.2%
22,000	Millicom International Cellular SA, SDR	1,421,905	1,299,355
10,000	Rogers Communications Inc., Cl. B	136,845	474,600
20,000	Telephone & Data Systems Inc.	560,529	548,400
45,000	United States Cellular Corp.†	1,765,535	1,666,800

		3,884,814	3,989,155

Transportation — 1.7%
22,000	GATX Corp.	771,947	1,633,060

Utilities — 2.8%
20,000	El Paso Electric Co.	179,651	1,182,000
20,000	GenOn Energy Inc., Escrow†(a)	0	0
27,899	National Fuel Gas Co.	1,497,415	1,477,531

		1,677,066	2,659,531

	Total Common Stocks	42,710,376	95,154,269
Closed-End Funds — 0.7%
8,500	Altaba Inc.†	132,031	622,285

Rights — 0.0%
Entertainment — 0.0%
43,000	Media General Inc., CVR†(a)	0	0

TOTAL INVESTMENTS — 100.0%		$42,842,407	95,776,554
Other Assets and Liabilities (Net) — 0.0%			10,417

NET ASSETS — 100.0%			$ 95,786,971

See accompanying notes to financial statements.
5

⬛  Gabelli Capital Asset Fund

Schedule of Investments (Continued)

June 30, 2018 (Unaudited)

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
ADR	American Depositary Receipt
CVR	Contingent Value Right

SDR	Swedish Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.
6

⬛  Gabelli Capital Asset Fund

Statement of Assets and Liabilities

June 30, 2016 (Unaudited)

ASSETS:
Investments, at value (cost $42,842,407)	$95,776,554
Cash	10,185
Receivable for investments sold	169,751
Receivable for Fund shares sold	48,662
Dividends receivable	103,705
Prepaid expense	1,004

Total Assets	96,109,861

LIABILITIES:
Payable for investment advisory fees	59,567
Line of credit payable	191,000
Payable for administrative services	19,855
Payable for Fund shares redeemed	1,448
Payable for accounting fees	11,250
Payable for payroll expenses	592
Payable for shareholder communications expenses	8,249
Payable for legal and audit fees	21,294
Other accrued expenses	9,635

Total Liabilities	322,890

Net Assets (applicable to 4,600,950 shares outstanding)	$95,786,971

NET ASSETS CONSIST OF:
Paid-in capital	$38,546,770
Accumulated net investment income	219,674
Accumulated net realized gain on investments and foreign currency transactions	4,086,380
Net unrealized appreciation on investments	52,934,147

Net Assets	$95,786,971

Shares of Capital Stock, each at $0.001 par value; 500,000,000 shares authorized:
Net Asset Value, offering, and redemption price per share ($95,786,971 ÷ 4,600,950 shares outstanding)	$20.82

Statement of Operations

For the Six Months Ended June 30, 2018 (Unaudited)

INVESTMENT INCOME:
Dividends (net of foreign withholding taxes of $9,945)	$835,006
Interest	770

Total Investment Income	835,776

EXPENSES:
Advisory fees	371,798
Administrative services fees	123,933
Directors’ fees	36,958
Legal and audit fees	28,704
Accounting fees	22,500
Shareholder communications expenses	8,442
Custodian fees	5,046
Shareholder services fees	4,834
Interest expense	1,651
Payroll expenses	1,290
Miscellaneous expenses	10,946

Total Expenses	616,102

Net Investment Income	219,674

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain on investments	5,131,925
Net realized gain on foreign currency transactions	351

Net realized gain on investments and foreign currency transactions	5,132,276

Net change in unrealized appreciation on investments	(5,434,485)

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	(302,209)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(82,535)

See accompanying notes to financial statements.

⬛  Gabelli Capital Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2018 (Unaudited)	Year Ended December 31, 2017
OPERATIONS:
Net investment income	$219,674	$269,108
Net realized gain on investments and foreign currency transactions	5,132,276	12,028,500
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(5,434,485)	7,100,615

Net Increase/(Decrease) in Net Assets Resulting from Operations	(82,535)	19,398,223

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	—	(271,592)
Net realized gain	—	(11,837,827)
Return of capital	—	(16,886)

Total Distributions to Shareholders	—	(12,126,305)

Net Decrease in Net Assets from Capital Share Transactions	(8,552,381)	(7,348,155)

Net Decrease in Net Assets	(8,634,916)	(76,237)

NET ASSETS:
Beginning of year	104,421,887	104,498,124

End of period (including undistributed net investment income of $219,674 and $0, respectively)	$95,786,971	$104,421,887

See accompanying notes to financial statements.

⬛  Gabelli Capital Asset Fund

Financial Highlights

Selected data for a share of capital stock outstanding throughout each period:

	Six Months
	Ended
	June 30, 2018		Year Ended December 31,
	(Unaudited)		2017		2016		2015	2014	2013
Operating Performance:
Net asset value, beginning of year	$20.83		$19.55		$18.59		$23.09	$25.08	$19.86
Net investment income(a)	0.05		0.06		0.12		0.09	0.10	0.16
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	(0.06)		3.95		2.53		(2.08)	0.08	7.26
Total from investment operations	(0.01)		4.01		2.65		(1.99)	0.18	7.42
Distributions to Shareholders:
Net investment income	—		(0.06)		(0.12)		(0.10)	(0.12)	(0.16)
Net realized gain on investments	—		(2.67)		(1.57)		(2.40)	(2.04)	(2.03)
Return of capital	—		(0.00	)(b)	—		(0.01)	(0.01)	(0.01)
Total distributions	—		(2.73)		(1.69)		(2.51)	(2.17)	(2.20)
Net Asset Value, End of Period	$20.82		$20.83		$19.55		$18.59	$23.09	$25.08
Total Return †	0.0%		20.5%		14.3%		(8.8)%	0.6%	37.5%
Ratios to Average Net Assets and Supplemental Data:
Net assets, end of period (in 000’s)	$95,787		$104,422		$104,498		$101,833	$130,614	$149,398
Ratio of net investment income to average net assets	0.44	%(c)	0.26%		0.60%		0.39%	0.41%	0.67%
Ratio of operating expenses to average net assets	1.24	%(c)	1.23%		1.22	%(d)	1.20%	1.15%	1.13%
Portfolio turnover rate	0%		2%		3%		1%	3%	10%

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the year and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return does not include fees and expenses imposed on variable insurance contracts; if these fees were included the total return could be lower. Total return for a period of less than one year is not annualized.

(a)	Per share data are calculated using the average shares outstanding method.
(b)	Amount represents less than $0.005 per share.
(c)	Annualized.
(d)

During the years ended December 31, 2017 and 2016, the Fund received reimbursements of custody expenses paid in prior years. Had such reimbursement been included in the 2016 calculation, the expense ratio would have been 1.04%. The 2017 reimbursement had no effect on the expense ratio.

See accompanying notes to financial statements.

∎  Gabelli Capital Asset Fund

Notes to Financial Statements

June 30, 2018 (Unaudited)

1.	Organization

The Gabelli Capital Asset Fund is a series of Gabelli Capital Series Funds, Inc. that was incorporated on April 8, 1993 in Maryland and commenced investment operations on May 1, 1995. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. Current income is a secondary objective. Shares of the Fund are available to the public only through the purchase of certain variable annuity and variable life insurance contracts issued by The Guardian Insurance & Annuity Company, Inc. (“Guardian”) and other selected insurance companies.

2.	Significant Accounting Policies

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and ask prices or, if there were no ask prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or ask prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments for which market quotations are readily available are valued at the average of the latest bid and ask prices. If there were no ask prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 — quoted prices in active markets for identical securities;

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2018 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/18
INVESTMENTS IN SECURITIES:
(Market Value):
Common Stocks:
Aerospace and Defence	$10,149,018	—	$14,055	$10,163,073
Financials	13,632,044	$22,890	—	13,654,934
Utilities	2,659,531	—	0	2,659,531
Other Industries (a)	68,676,731	—	—	68,676,731

Total Common Stocks	95,117,324	22,890	14,055	95,154,269

Closed-End Funds	622,285	—	—	622,285
Rights (a)	—	—	0	0

TOTAL INVESTMENTS IN SECURITIES - ASSETS	$95,739,609	$22,890	$14,055	$95,776,554

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers among Level 1, Level 2, and Level 3 during the six months ended June 30, 2018. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies

The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the six months ended June 30, 2018, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than one basis point.

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

Foreign Currency Translations

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income

Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Expenses

Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

Distributions to Shareholders

Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to reversal of prior year long term capital gain of real estate investment trusts. These reclassifications have no impact on the net asset value (“NAV”) per share of the Fund.

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2016 (Unaudited)

The tax character of distributions paid during the year ended December 31, 2017 was as follows:

Distributions paid from:
Ordinary income	$271,592
Net long term capital gains	11,837,827
Return of capital	16,886

Total distributions paid	$12,126,305

Provision for Income Taxes

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2018:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$43,945,848	$54,958,353	$(3,127,647)	$51,830,706

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the six months ended June 30, 2018, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2018, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3.	Agreements with Affiliated Parties

The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.75% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of certain aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Fund entered into a shareholder services agreement with The Guardian Insurance & Annuity Company, Inc. (“Guardian”), whereby Guardian provides various administrative services, including maintenance of books and records, reconciliations with respect to Fund purchase and redemption orders, and telephone support for contract owners, as well as providing advice to the Adviser with respect to relevant insurance laws, regulations, and related matters and IRS regulations with respect to variable contracts. As compensation for its services, the Fund pays Guardian a fee, computed daily and paid monthly, at the annual rate of 0.25% of the value of its average daily net assets.

The Fund pays each Director who is not considered an affiliated person an annual retainer of $3,000 plus $1,000 for each Board meeting attended, and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Director each receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for attending certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

⬛  Gabelli Capital Asset Fund

Notes to Financial Statements (Continued)

June 30, 2018 (Unaudited)

4.	Portfolio Securities

Purchases and sales of securities during the six months ended June 30, 2018, other than short term securities and U.S. Government obligations, aggregated $299,760 and $8,190,758, respectively.

5.	Transactions with Affiliates

During the six months ended June 30, 2018, the Fund paid $27 in brokerage commissions on security trades to G.research, LLC, an affiliate of the adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Investment Advisory Agreement. During the six months ended June 30, 2018, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

6.	Line of Credit

The Fund participates in an unsecured line of credit, which expires on March 6, 2019 and may be renewed annually, of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate equal to the higher of the overnight Federal Funds rate plus 125 basis points or the 30 day LIBOR plus 125 basis points in effect on that day. This amount, if any, would be included in Interest expense in the Statement of Operations. At June 30, 2018, there was $191,000 outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2018 was $104,989 with a weighted average interest rate of 3.11%. The maximum amount borrowed at any time during the six months ended June 30, 2018 was $841,000.

7.	Capital Stock

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2018 (Unaudited)		Year Ended December 31, 2017
	Shares	Amount	Shares	Amount
Shares sold	30,698	$639,107	58,434	$1,251,672
Shares issued upon reinvestment of distributions	—	—	581,040	12,126,305
Shares redeemed	(441,964)	(9,191,488)	(972,078)	(20,726,132)
Net decrease	(411,266)	$(8,552,381)	(332,604)	$(7,348,155)

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9.	Subsequent Events

Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

⬛  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), contemplates that the Board of Directors (the “Board”) of Gabelli Capital Asset Fund (the “Fund”), the only series of Gabelli Capital Series Funds, Inc. (the “Company”), including a majority of the Directors who have no direct or indirect interest in the investment management agreement or the investment advisory agreement and are not “interested persons” of the Company, as defined in the 1940 Act (the “Independent Board Members”), are required annually to review and re-approve the terms of the Fund’s existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the most recent six month period covered by this report, the Investment Advisory Agreement (the “Advisory Agreement”) with Gabelli Funds, LLC (the “Adviser”) for the Fund.

More specifically, at a meeting held on February 21, 2018, the Independent Board Members, meeting in executive session, reviewed the written and oral information that had been made available and considered the factors and reached the conclusions described below relating to the selection of the Adviser and the re-approval of the Advisory Agreement.

1) The nature, extent, and quality of services provided by the Adviser.

The Board Members reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreement, and the quality of those services over the past year. The Board Members noted that these services included managing the investment program of the Fund, including the purchase and sale of portfolio securities, and overseeing all of the Fund’s third party service providers as well as providing general corporate services. The Board Members considered that the Adviser also provided, at its expense, office facilities for use by the Fund and supervisory personnel responsible for supervising the performance of administrative, accounting, and related services for the Fund, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board Members noted that, in addition to managing the investment program for the Fund, the Adviser provided certain non-advisory and compliance services, including services under the Fund’s Rule 38a-1 compliance program.

The Board Members also considered that the Adviser paid for all compensation of officers and non-Independent Board Members of the Fund. The Board Members evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged, at its expense, BNY Mellon Investment Servicing (US) Inc. to assist it in performing certain of its administrative functions. The Board Members concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser had not diminished over the past year, and that the quality of service continued to be high.

The Board Members reviewed the personnel responsible for providing services to the Fund and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreement, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Fund and the industry in general. The Board Members also focused on the Adviser’s reputation and long standing relationship with the Fund. The Board Members also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Fund.

2) The performance of the Fund and the Adviser.

The Board Members reviewed the investment performance of the Fund, on an absolute basis, as compared with its Broadridge peer group of other SEC registered funds. The Board Members considered the Fund’s one, three, five, and ten year average annual total return for the periods ended December 31, 2017, but placed greater emphasis on the Fund’s longer term performance. The peer group considered by the Board Members was developed by Broadridge and was comprised of the Fund and all multi-cap core funds underlying variable insurance products, regardless of asset size or primary channel of distribution (the “Performance Peer Group”). The Board Members considered these comparisons helpful in their assessment as to whether the Adviser was obtaining for the Fund’s shareholders the total return performance that was available in the marketplace, given the Fund’s investment objectives, strategies, limitations, and restrictions. In reviewing the performance of the Fund, the Board Members noted that the Fund’s performance was below its Performance Peer Group median for the three year and five year periods and above the median for the one year and ten year periods. The Board Members concluded that the Fund’s performance was reasonable in comparison with that of the Performance Peer Group.

⬛  Gabelli Capital Asset Fund

Board Consideration and Re-Approval of Investment Management and Investment Advisory Agreements (Unaudited) (Continued)

In connection with its assessment of the performance of the Adviser, the Board Members considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreement. The Board Members concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreement and to continue to provide the high quality services that it has provided to the Fund to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund.

In connection with the Board Member’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Fund, the Board Members considered a number of factors. First, the Board Members compared the level of the advisory fee for the Fund against the comparative Broadridge expense peer group (“Expense Peer Group”). The Board Members also considered comparative non-management fee expenses and comparative total fund expenses of the Fund and the Expense Peer Group. The Board Members considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board Members considered both the comparative contract rates as well as the level of the total expense ratio. In particular, the Board Members noted that the Fund’s advisory fee and total expense ratio were above the Expense Peer Group median. The Board Members also reviewed the fees charged by the Adviser to provide similar advisory services to other registered investment companies or accounts with similar investment objectives, noting that the fees charged by the Adviser were the same or lower, than the fees charged to the Fund.

The Board Members also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Fund and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board Members reviewed Pro Forma Income Statements of the Adviser for the fiscal year ended December 31, 2017. The Board Members considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to the Fund. With respect to the Fund analysis, the Board Members received an analysis based on the Fund’s average net assets during the period as well as a pro-forma analysis of profitability at higher asset levels. The Board Members concluded that the profitability of the Fund to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Fund grows and whether fee levels reflect those economies of scale.

With respect to the Board Members’ consideration of economies of scale, the Board Members discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board Members also reviewed data from the Expense Peer Group to assess whether the Expense Peer Group funds had advisory fee breakpoints and, if so, at what asset levels. The Board Members also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board Members noted the Fund’s current size and concluded that under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there were to be significant asset growth in the Fund, the Board Members determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors

In addition to the above factors, the Board Members also discussed other benefits received by the Adviser from its management of the Fund. The Board considered that the Adviser does use soft dollars in connection with its management of the Fund.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board Members deemed relevant. Accordingly, the Board Members determined to approve the continuation of the Fund’s Advisory Agreement. The Board Members based their decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Gabelli Capital Series Funds, Inc.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date 8/27/2018
By (Signature and Title)* /s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date 8/27/2018

* Print the name and title of each signing officer under his or her signature.